Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Assets Measured at Fair Value on Recurring Basis

Assets measured at fair value on a recurring basis are summarized below:

	Fair Value Measurement at December 31, 2017 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2017
	RMB	RMB	RMB	RMB	US$
Cash equivalents
Time deposits	—	694,500	—	694,500	106,743
Money market fund	34,105	—	—	34,105	5,242
Short-term investments
Term deposits	—	842,912	—	842,912	129,554
Money market fund	—	10,042	—	10,042	1,543
Adjustable-rate financial products	—	6,389,682	—	6,389,682	982,076

	34,105	7,937,136	—	7,971,241	1,225,158

	Fair Value Measurement at December 31, 2016 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2016
	RMB	RMB	RMB	RMB
Cash equivalents
Time deposits	—	2,099,200	—	2,099,200
Money market fund	225,848	—	—	225,848
Restricted cash	—	9,319	—	9,319
Short-term investments
Term deposits	—	1,804,208	—	1,804,208
Adjustable-rate financial products	—	625,883	—	625,883

	225,848	4,538,610	—	4,764,458